Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Unconstrained Equity Fund
Entity Central Index Key	0001324285
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000007415 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.94%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned (2.35)%.
  For the same the period, the MSCI World Index returned 12.16%.
What contributed to performance?
The medical technology companies Intuitive Surgical, Inc. and Masimo Corp., both of which executed well and benefited from their relatively defensive end markets, were among the top contributors to the Fund’s absolute return. Intuitive’s new robot saw strong demand, and Masimo shares rallied following the resolution of a corporate governance overhang.
The payment companies Visa, Inc. and Mastercard, Inc. also contributed. The companies reported robust revenue and earnings growth, and they continued to diversify beyond their maturing credit card businesses.
What detracted from performance?
The biopharmaceutical company Novo Nordisk A/S was the largest detractor. The stock came under pressure from weaker-than-expected data from a weight loss drug trial in late 2024, as well as the lack of a rebound in U.S. prescriptions for existing weight loss products even after shortages were resolved. The Fund sold the position prior to the end of the period.
The semiconductor producer ASML NV detracted, as well. The company reduced its 2025 revenue guidance, and it was hurt by broader weakness in consumer electronics and industrial production. Vertiv Holdings, which specializes in thermal and power management for data centers, also had a negative impact on Fund returns. Select consumer-related positions, including LVMH Moët Hennessy Louis Vuitton SE, also detracted amid concerns about slowing consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(2.35)%	12.40%	8.47%
MSCI World Index	12.16	13.95	9.34

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,287,556,717
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 10,464,694
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,287,556,717
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$10,464,694
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	78.0%
Netherlands	7.9%
France	6.6%
Italy	3.7%
United Kingdom	3.5%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

C000007412 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$115	1.17%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned (2.58)%.
  For the same the period, the MSCI World Index returned 12.16%.
What contributed to performance?
The medical technology companies Intuitive Surgical, Inc. and Masimo Corp., both of which executed well and benefited from their relatively defensive end markets, were among the top contributors to the Fund’s absolute return. Intuitive’s new robot saw strong demand, and Masimo shares rallied following the resolution of a corporate governance overhang.
The payment companies Visa, Inc. and Mastercard, Inc. also contributed. The companies reported robust revenue and earnings growth, and they continued to diversify beyond their maturing credit card businesses.
What detracted from performance?
The biopharmaceutical company Novo Nordisk A/S was the largest detractor. The stock came under pressure from weaker-than-expected data from a weight loss drug trial in late 2024, as well as the lack of a rebound in U.S. prescriptions for existing weight loss products even after shortages were resolved. The Fund sold the position prior to the end of the period.
The semiconductor producer ASML NV detracted, as well. The company reduced its 2025 revenue guidance, and it was hurt by broader weakness in consumer electronics and industrial production. Vertiv Holdings, which specializes in thermal and power management for data centers, also had a negative impact on Fund returns. Select consumer-related positions, including LVMH Moët Hennessy Louis Vuitton SE, also detracted amid concerns about slowing consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(2.58)%	12.13%	8.20%
Investor A Shares (with sales charge)	(7.70)	10.92	7.62
MSCI World Index	12.16	13.95	9.34

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,287,556,717
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 10,464,694
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,287,556,717
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$10,464,694
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	78.0%
Netherlands	7.9%
France	6.6%
Italy	3.7%
United Kingdom	3.5%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

C000007414 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor C Shares
Trading Symbol	MCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$192	1.95%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned (3.33)%.
  For the same the period, the MSCI World Index returned 12.16%.
What contributed to performance?
The medical technology companies Intuitive Surgical, Inc. and Masimo Corp., both of which executed well and benefited from their relatively defensive end markets, were among the top contributors to the Fund’s absolute return. Intuitive’s new robot saw strong demand, and Masimo shares rallied following the resolution of a corporate governance overhang.
The payment companies Visa, Inc. and Mastercard, Inc. also contributed. The companies reported robust revenue and earnings growth, and they continued to diversify beyond their maturing credit card businesses.
What detracted from performance?
The biopharmaceutical company Novo Nordisk A/S was the largest detractor. The stock came under pressure from weaker-than-expected data from a weight loss drug trial in late 2024, as well as the lack of a rebound in U.S. prescriptions for existing weight loss products even after shortages were resolved. The Fund sold the position prior to the end of the period.
The semiconductor producer ASML NV detracted, as well. The company reduced its 2025 revenue guidance, and it was hurt by broader weakness in consumer electronics and industrial production. Vertiv Holdings, which specializes in thermal and power management for data centers, also had a negative impact on Fund returns. Select consumer-related positions, including LVMH Moët Hennessy Louis Vuitton SE, also detracted amid concerns about slowing consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(3.33)%	11.22%	7.50%
Investor C Shares (with sales charge)	(4.30)	11.22	7.50
MSCI World Index	12.16	13.95	9.34

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,287,556,717
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 10,464,694
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,287,556,717
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$10,464,694
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	78.0%
Netherlands	7.9%
France	6.6%
Italy	3.7%
United Kingdom	3.5%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

C000250247 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class K Shares
Trading Symbol	MKEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	0.85%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned (2.27)%.
  For the same the period, the MSCI World Index returned 12.16%.
What contributed to performance?
The medical technology companies Intuitive Surgical, Inc. and Masimo Corp., both of which executed well and benefited from their relatively defensive end markets, were among the top contributors to the Fund’s absolute return. Intuitive’s new robot saw strong demand, and Masimo shares rallied following the resolution of a corporate governance overhang.
The payment companies Visa, Inc. and Mastercard, Inc. also contributed. The companies reported robust revenue and earnings growth, and they continued to diversify beyond their maturing credit card businesses.
What detracted from performance?
The biopharmaceutical company Novo Nordisk A/S was the largest detractor. The stock came under pressure from weaker-than-expected data from a weight loss drug trial in late 2024, as well as the lack of a rebound in U.S. prescriptions for existing weight loss products even after shortages were resolved. The Fund sold the position prior to the end of the period.
The semiconductor producer ASML NV detracted, as well. The company reduced its 2025 revenue guidance, and it was hurt by broader weakness in consumer electronics and industrial production. Vertiv Holdings, which specializes in thermal and power management for data centers, also had a negative impact on Fund returns. Select consumer-related positions, including LVMH Moët Hennessy Louis Vuitton SE, also detracted amid concerns about slowing consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(2.27)%	12.41%	8.48%
MSCI World Index	12.16	13.95	9.34

Performance Inception Date	May 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,287,556,717
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 10,464,694
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,287,556,717
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$10,464,694
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	78.0%
Netherlands	7.9%
France	6.6%
Italy	3.7%
United Kingdom	3.5%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

C000047292 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class R Shares
Trading Symbol	MREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$143	1.45%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned (2.84)%.
  For the same the period, the MSCI World Index returned 12.16%.
What contributed to performance?
The medical technology companies Intuitive Surgical, Inc. and Masimo Corp., both of which executed well and benefited from their relatively defensive end markets, were among the top contributors to the Fund’s absolute return. Intuitive’s new robot saw strong demand, and Masimo shares rallied following the resolution of a corporate governance overhang.
The payment companies Visa, Inc. and Mastercard, Inc. also contributed. The companies reported robust revenue and earnings growth, and they continued to diversify beyond their maturing credit card businesses.
What detracted from performance?
The biopharmaceutical company Novo Nordisk A/S was the largest detractor. The stock came under pressure from weaker-than-expected data from a weight loss drug trial in late 2024, as well as the lack of a rebound in U.S. prescriptions for existing weight loss products even after shortages were resolved. The Fund sold the position prior to the end of the period.
The semiconductor producer ASML NV detracted, as well. The company reduced its 2025 revenue guidance, and it was hurt by broader weakness in consumer electronics and industrial production. Vertiv Holdings, which specializes in thermal and power management for data centers, also had a negative impact on Fund returns. Select consumer-related positions, including LVMH Moët Hennessy Louis Vuitton SE, also detracted amid concerns about slowing consumer spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	(2.84)%	11.77%	7.81%
MSCI World Index	12.16	13.95	9.34

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,287,556,717
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 10,464,694
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,287,556,717
Number of Portfolio Holdings	24
Net Investment Advisory Fees	$10,464,694
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	78.0%
Netherlands	7.9%
France	6.6%
Italy	3.7%
United Kingdom	3.5%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	7.3%
Cadence Design Systems, Inc.	6.0%
S&P Global, Inc.	5.9%
Meta Platforms, Inc., Class A	5.7%
Mastercard, Inc., Class A	5.1%
Howmet Aerospace, Inc.	5.0%
Hilton Worldwide Holdings, Inc.	4.8%
Visa, Inc., Class A	4.8%
Masimo Corp.	4.7%
Trane Technologies PLC	4.5%
(a)	Excludes short-term securities.